DWS Latin America Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets (EM) Latin America Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		54.81%	8.65%	8.79%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		43.93%	4.77%	11.08%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		27.58%	4.62%	9.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		45.17%	6.34%	12.15%
Performance Inception Date	May 29, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		51.84%	6.80%	11.97%
Performance Inception Date	May 29, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		54.41%	7.87%	13.09%
Performance Inception Date	Feb. 02, 2015
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		54.39%	7.87%	13.09%
Performance Inception Date	Dec. 08, 1992